Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	R$ 554,638	R$ 453,041
1 year [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	198,213	123,411
2 years [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	45,796	81,571
3 years [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	33,026	66,568
4 years [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	142,530	63,813
5 years [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	130,577	59,735
Above 5 years [Member]
Loans, Financing and Debentures (Details) - Schedule of Maturities of Short and Long Term Loans [Line Items]
Maturities of short and long-term loans	R$ 4,496	R$ 57,943